INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Value, at the beginning of the year	$ 2,407,444
Value, at the end of the year	2,312,933	$ 2,407,444
Intangible assets other than goodwill
Intangible assets	2,312,933	2,407,444
Accumulated Depreciation And Amortisation
Intangible assets
Value, at the beginning of the year	(1,266,197)	(1,065,968)
Amortization	(141,799)	(233,482)
Currency translation adjustments	1,503	(2,284)
Decreases	33,771	35,537
Value, at the end of the year	(1,372,722)	(1,266,197)
Intangible assets other than goodwill
Intangible assets	(1,372,722)	(1,266,197)
Accumulated Depreciation And Amortisation | 5G licenses
Intangible assets
Value, at the beginning of the year	(5,756)
Amortization	(23,028)	(5,756)
Value, at the end of the year	(28,784)	(5,756)
Intangible assets other than goodwill
Intangible assets	(28,784)	(5,756)
Accumulated Depreciation And Amortisation | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(406,463)	(337,084)
Amortization	(69,496)	(69,379)
Value, at the end of the year	(475,959)	(406,463)
Intangible assets other than goodwill
Intangible assets	(475,959)	(406,463)
Accumulated Depreciation And Amortisation | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	(31,210)	(27,046)
Amortization	(2,986)	(2,828)
Currency translation adjustments	1,082	(1,336)
Value, at the end of the year	(33,114)	(31,210)
Intangible assets other than goodwill
Intangible assets	(33,114)	(31,210)
Accumulated Depreciation And Amortisation | Customer relationships
Intangible assets
Value, at the beginning of the year	(683,263)	(569,256)
Amortization	(8,712)	(113,439)
Currency translation adjustments		(568)
Decreases	7,074
Value, at the end of the year	(684,901)	(683,263)
Intangible assets other than goodwill
Intangible assets	(684,901)	(683,263)
Accumulated Depreciation And Amortisation | Brands
Intangible assets
Value, at the beginning of the year	(5,458)	(5,458)
Decreases	(29)
Value, at the end of the year	(5,487)	(5,458)
Intangible assets other than goodwill
Intangible assets	(5,487)	(5,458)
Accumulated Depreciation And Amortisation | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	(29,747)	(41,712)
Amortization	(16,815)	(23,394)
Currency translation adjustments	201	(178)
Decreases	26,726	35,537
Value, at the end of the year	(19,635)	(29,747)
Intangible assets other than goodwill
Intangible assets	(19,635)	(29,747)
Accumulated Depreciation And Amortisation | Content activation
Intangible assets
Value, at the beginning of the year	(7,092)	(2,993)
Amortization	(2,698)	(4,099)
Value, at the end of the year	(9,790)	(7,092)
Intangible assets other than goodwill
Intangible assets	(9,790)	(7,092)
Accumulated Depreciation And Amortisation | Internally generated software
Intangible assets
Value, at the beginning of the year	(58,509)	(53,245)
Amortization	(12,069)	(5,264)
Value, at the end of the year	(70,578)	(58,509)
Intangible assets other than goodwill
Intangible assets	(70,578)	(58,509)
Accumulated Depreciation And Amortisation | Others
Intangible assets
Value, at the beginning of the year	(38,699)	(29,174)
Amortization	(5,995)	(9,323)
Currency translation adjustments	220	(202)
Value, at the end of the year	(44,474)	(38,699)
Intangible assets other than goodwill
Intangible assets	(44,474)	(38,699)
Intangible assets
Intangible assets
Value, at the beginning of the year	2,497,529
Value, at the end of the year	2,403,037	2,497,529
Intangible assets other than goodwill
Intangible assets	2,403,037	2,497,529
Intangible assets | 5G licenses
Intangible assets
Value, at the beginning of the year	454,718
Value, at the end of the year	431,690	454,718
Intangible assets other than goodwill
Intangible assets	431,690	454,718
Intangible assets | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	612,529
Value, at the end of the year	543,033	612,529
Intangible assets other than goodwill
Intangible assets	543,033	612,529
Intangible assets | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	536,709
Value, at the end of the year	536,709	536,709
Intangible assets other than goodwill
Intangible assets	536,709	536,709
Intangible assets | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	105,892
Value, at the end of the year	95,524	105,892
Intangible assets other than goodwill
Intangible assets	95,524	105,892
Intangible assets | Customer relationships
Intangible assets
Value, at the beginning of the year	35,515
Value, at the end of the year	30,966	35,515
Intangible assets other than goodwill
Intangible assets	30,966	35,515
Intangible assets | Brands
Intangible assets
Value, at the beginning of the year	671,197
Value, at the end of the year	671,197	671,197
Intangible assets other than goodwill
Intangible assets	671,197	671,197
Intangible assets | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	17,856
Value, at the end of the year	10,328	17,856
Intangible assets other than goodwill
Intangible assets	10,328	17,856
Intangible assets | Content activation
Intangible assets
Value, at the beginning of the year	2,987
Value, at the end of the year	2,791	2,987
Intangible assets other than goodwill
Intangible assets	2,791	2,987
Intangible assets | Internally generated software
Intangible assets
Value, at the beginning of the year	48,556
Value, at the end of the year	76,393	48,556
Intangible assets other than goodwill
Intangible assets	76,393	48,556
Intangible assets | Others
Intangible assets
Value, at the beginning of the year	11,570
Value, at the end of the year	4,406	11,570
Intangible assets other than goodwill
Intangible assets	$ 4,406	$ 11,570